INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventory

	2022	2021
	$ million	$ million
Raw materials and consumables	474	424
Work-in-progress	78	79
Finished goods and goods for resale	1,653	1,341
	2,205	1,844